Summary of Significant Accounting Policies - Revenue (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract fees, based on invested capital	1.00%
Contract fees, based on sales price	2.00%
Contract fees, based on overall development costs	4.00%
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract fees, based on invested capital	2.00%
Contract fees, based on sales price	5.00%
Contract fees, based on overall development costs	5.00%
Single-Family Rental Investment Properties | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lessee, lease, term of contract	1 year
Single-Family Rental Investment Properties | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lessee, lease, term of contract	2 years